Debt - Senior Notes (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2014	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 17, 2014
Debt Instrument [Line Items]
Debt, face amount		$ 1,325,000,000	$ 1,192,500,000	$ 1,325,000,000
Redemption of Senior Notes			132,500,000
Loss on extinguishment of debt	7,400,000	20,700,000	7,390,000	20,744,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate		8.75%	8.75%		8.75%
Debt instrument, Interest payment frequency			Semi-annually on February 1st and August 1st of each year
Debt instrument, maturity date			Feb. 01, 2019
Redemption of Senior Notes	132,500,000		132,500,000
Call premium	4,000,000
Accrued and unpaid interest	5,200,000
Loss on extinguishment of debt			7,400,000
Write-off related unamortized debt issuance costs			3,400,000
Deferred financing fees		42,000,000
Amortization of deferred financing fees			5,700,000	4,900,000
Unamortized deferred financing fees			28,000,000	37,100,000
Interest expense			110,600,000	106,900,000
Interest paid			$ 115,400,000	$ 58,600,000
Senior Notes [Member] | Any Time Prior to August 1, 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, percentage of aggregate principal amount that may be redeemed			35.00%
Debt instrument, redemption price percentage			108.75%
Senior Notes [Member] | During Any 12-Month Period Commencing from the Issue Date Until August 1, 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, percentage of aggregate principal amount that may be redeemed			10.00%
Debt instrument, redemption price percentage			103.00%